Summary of Liabilities for Variable Contract Guarantees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	$ 71,243	$ 79,151
Incurred guaranteed benefits	(73,382)	(6,863)
Paid guaranteed benefits	(366)	(1,045)
Ending balance	(2,505)	71,243
Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	820	863
Incurred guaranteed benefits	531	268
Paid guaranteed benefits	(237)	(311)
Ending balance	1,114	820
Guaranteed Minimum Income Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	3,758	4,075
Incurred guaranteed benefits	(791)	(317)
Ending balance	2,967	3,758
Guaranteed Minimum Accumulation Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	14,527	14,971
Incurred guaranteed benefits	(11,900)	290
Paid guaranteed benefits	(129)	(734)
Ending balance	2,498	14,527
Guaranteed Lifetime Withdrawal Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	52,138	59,242
Incurred guaranteed benefits	(61,222)	(7,104)
Ending balance	$ (9,084)	$ 52,138